Commitments	12 Months Ended
Dec. 31, 2012
Commitments [Abstract]
Commitments

5.

Commitments

(a)

On May 1, 2012, the Company entered into a consulting agreement. Pursuant to the agreement, the Company will pay the consultant $2,822 (3,000,000 Korean Won) per month and reimbursements for approved expenses incurred for project management services provided for a period of one year.

(b)

On September 10, 2012, the Company entered into a premises lease agreement for a term of one year, whereby the Company is required to pay $2,351 (2,500,000 Korean Won) per month.

(c)

On October 1, 2012, the Company entered into a consulting agreement whereby the Company will pay the consultant $4,703 (5,000,000 Korean Won) per month and reimbursements for approved expenses incurred for services provided for a period of one year.